Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic And Diluted
Basic net loss per share and diluted net loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net ( loss ) /profit	(97,045)	2,928	14,968
Less: Net profit/(loss) attributable to non-controlling interests	128	(224)	66

Net (loss)/profit attributable to common shareholders of common shares and redeemable preferred shares	(97,173)	3,152	14,902
Redeemable Preferred Shares redemption value accretion	(26,474)	(29,118)	(32,854)
Allocation to redeemable preferred shareholders	47,934	(1,558)	(7,431)
Net loss attributable to common shareholders-Basic and diluted	(75,713)	(27,524)	(25,383)

Denominator:
Denominator for basic and diluted loss per share weighted-average common shares outstanding	445,272,000	445,272,000	452,445,068
Basic and diluted loss per share	(0.17)	(0.06)	(0.06)